Business Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Schedule significant concentrations in regards to the number of the Partnership's types of investments

Significant concentrations in regards to the number of the Partnership’s types of investments at December 31, 2013 were as follows:

	2013
	#	%
Operating leases	A	33%
	B	16%

Equipment notes receivable	C	85%
	D	10%

Investment in SQN Echo LLC	E	10%
	F	11%
	G	14%
	H	27%

Schedule of partnership investments and related revenue in significant concentrations

Significant concentrations in regards to the number of the Partnership’s investments and related revenue streams for the year ended December 31, 2013 were as follows:

	2013
	#	%
Rental	—	—
Interest	1	80%

SQN AIF IV, GP LLC [Member]
Schedule significant concentrations in regards to the number of the Partnership's types of investments

Significant concentrations in regards to the number of the Fund’s types of investments at December 31, 2013 were as follows:

	2013
	#	%
Operating leases	A	33%
	B	16%

Equipment notes receivable	C	85%
	D	10%

Investment in SQN Echo LLC	E	10%
	F	11%
	G	14%
	H	27%

Schedule of partnership investments and related revenue in significant concentrations	Significant concentrations in regards to the number of the Fund’s investments and related revenue streams for the year ended December 31, 2013 were as follows:
	2013
	#	%
Rental	—	—
Interest	1	80%